Debt - Schedule of Fair Value Assumption Embedded Conversion Feature Recurring Basis (Details) $ in Thousands	1 Months Ended
Jun. 30, 2018 USD ($)
Debt Disclosure [Abstract]
Beginning balance, embedded conversion feature	$ 0
Issuance of embedded conversion feature	418
Change in fair value	62
Ending balance, embedded conversion feature	$ 480